PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
NOTE 4:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2010	2011

Cost:
Computers and peripheral equipment	$14,857	$17,330
Office furniture and equipment	2,362	3,842
Motor vehicles	160	176
Leasehold improvements	1,735	1,275

	19,114	22,623
Accumulated depreciation:
Computers and peripheral equipment	14,195	16,466
Office furniture and equipment	1,969	3,038
Motor vehicles	111	140
Leasehold improvements	1,678	1,165

	17,953	20,809

Depreciated cost	$1,161	$1,814

Depreciation expense totaled $ 475, $ 593 and $ 755 for the years 2009, 2010 and 2011, respectively. As for pledges, see Note 9.